Consolidated Statements Of Changes In Shareholders' Equity - USD ($) $ in Thousands	Total	Common Stock [Member]	Capital Surplus[Member]	Retained Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Beginning balance at Dec. 31, 2012	$ 333,274	$ 46,249	$ 103,524	$ 309,270	$ (124,347)	$ (1,422)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income available to common shareholders	48,215			48,215
Other Comprehensive Income (Loss), Net of Tax	(3,568)					(3,568)
Acquisition	28,508		4,236		24,272
Cash dividends declared	(23,515)			(23,515)
Stock-based compensation expense, net	1,282		(37)		1,319
Exercise of stock options	3,427		(127)		3,554
Ending balance at Dec. 31, 2013	387,623	46,249	107,596	333,970	(95,202)	(4,990)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income available to common shareholders	52,962			52,962
Other Comprehensive Income (Loss), Net of Tax	831					831
Cash dividends declared	(24,721)			(24,721)
Stock-based compensation expense, net	1,535		64		1,471
Exercise of stock options	580		(290)		870
Purchase of treasury shares	(27,957)				(27,957)
Ending balance at Dec. 31, 2014	390,853	46,249	107,370	362,211	(120,818)	(4,159)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income available to common shareholders	54,097			54,097
Other Comprehensive Income (Loss), Net of Tax	327					327
Cash dividends declared	(25,618)			(25,618)
Stock-based compensation expense, net	1,793		266		1,527
Exercise of stock options	2,979		(602)		3,581
Stock Issued During Period, Value, Other	1,896		(765)		2,661
Purchase of treasury shares	(7,055)				(7,055)
Ending balance at Dec. 31, 2015	$ 419,272	$ 46,249	$ 106,269	$ 390,690	$ (120,104)	$ (3,832)